UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eugene Torpey
         -------------------------------
Title:    Chief Compliance Officer
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Phone:    201-782-3321
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Signature, Place, and Date of Signing:

         /s/ Eugene Torpey            Woodcliff Lake, NJ   October 3rd 2008
   -------------------------------    ------------------   -------------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  12
                                        --------------------

Form 13F Information Table Value Total:  146,114
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
AT&T INC                   COM      00206R102   11,168   400,000   SH           SOLE                  400,000
CHECK POINT SOFTWARE       COM      M22465104    7,277   320,000   SH           SOLE                  320,000
GENERAL ELECTRIC CO        COM      369604103   13,770   540,000   SH           SOLE                  540,000
GOOGLE INC                 COM      38259P508   23,431    58,000   SH           SOLE                   58,000
ISHARES INC MSCI           COM      464286400    5,525    98,120   SH           SOLE                   98,120
MASSEY ENERGY CO           COM      576206106    8,846   248,000   SH           SOLE                  248,000
MICROSOFT CORP             COM      594918104   26,690 1,000,000   SH           SOLE                1,000,000
PROSHARES TR ULTRA         COM      74347R206   15,190   290,000   SH           SOLE                  290,000
TESORO CORP COM            COM      881609101    3,298   200,000   SH           SOLE                  200,000
TIME WARNER INC            COM      887317105    7,866   600,000   SH           SOLE                  600,000
UNITED STS NAT GAS         COM      912318102   16,993   510,000   SH           SOLE                  510,000
VALERO ENERGY CORP         COM      91913Y100    6,060   200,000   SH           SOLE                  200,000